6 - Intangible Assets (Tables) - Quarterly	12 Months Ended	3 Months Ended
	Dec. 31, 2014	Mar. 31, 2014 Quarterly Member
Intangible Assets
Intangible assets	$ 402,000
Less: accumulated amortization	(160,800)
Net intangible assets	$ 241,200

Future amortization expense:

Amortization Expense

Year ended December 31,
2014	$ 20,100
2015	$ 20,100
2016	$ 20,100
2017	$ 20,100
2018	$ 20,100

Year ended December 31,
2014	$ 15,075
2015	$ 20,100
2016	$ 20,100
2017	$ 20,100
2018	$ 20,100